Accumulated Other Comprehensive Income/ (Loss) - Schedule of Accumulated Other Comprehensive Income/(Loss) (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Gain on employee benefit
Balance, beginning of period			$ 46,101		$ 115,818	$ 115,818	$ 46,101	$ 115,818	$ 115,818	$ 88,735
Balance, end of period	$ (13,260)					115,818	(13,260)	46,101	46,101	115,818
Foreign currency translation adjustment
Balance, beginning of period			1,749,891		15,594,868	1,712,181	1,749,891	15,594,868	1,712,181	680,421
Translation adjustments (gain)/loss recognized during the period, net of taxes amounts to $ Nil
Balance, end of period	2,167,586					$ 15,594,868	2,167,586	1,749,891	1,749,891	1,712,181
Accumulated other comprehensive income	$ 2,154,326						2,154,326	1,795,992	1,795,992	1,827,999
Gain on Employee Benefit [Member]
Gain on employee benefit
Recognized during the period, net of taxes amounts to $ Nil							(54,353)	(48,593)	(48,593)	45,373
Reclassification to net income: Amortization losses/(gains)							(5,008)	(21,124)	(21,124)	(18,290)
Foreign Currency Translation Adjustment [Member]
Foreign currency translation adjustment
Translation adjustments (gain)/loss recognized during the period, net of taxes amounts to $ Nil							$ 417,695	$ (13,844,977)	$ 37,710	$ 1,031,760